Schedule of Investments
May 31, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–105.67%
Alabama–2.83%
Birmingham (City of), AL Special Care Facilities Financing Authority (Methodist Home for the Aging); Series 2016, RB	5.75%	06/01/2035	$ 4,200	$ 3,907,276
Black Belt Energy Gas District (The);
Series 2023 A, RB(a)	5.25%	10/01/2030	5,000	5,292,805
Series 2023 B, RB(a)	5.25%	12/01/2030	6,000	6,449,206
Black Belt Energy Gas District (The) (No. 4); Series 2019 A-1, RB(a)	4.00%	12/01/2025	15,000	14,919,148
Hoover (City of), AL Industrial Development Board (United States Steel Corp.); Series 2019, RB(b)	5.75%	10/01/2049	5,000	5,062,969
Huntsville (City of), AL Special Care Facilities Financing Authority (Redstone Village); Series 2007, RB (Acquired 12/17/2007; Cost $784,728)(c)(d)	5.50%	01/01/2043	900	540,000
Lower Alabama Gas District (The); Series 2016 A, RB	5.00%	09/01/2046	27,000	27,129,520
Southeast Alabama Gas Supply District (The) (No. 1); Series 2018 A, RB(a)	4.00%	04/01/2024	5,370	5,362,824
Southeast Energy Authority A Cooperative District (No. 2); Series 2021 B, RB(a)	4.00%	12/01/2031	7,500	7,361,001
Southeast Energy Authority A Cooperative District (No. 3); Series 2022 A-1, RB(a)	5.50%	12/01/2029	5,445	5,806,900
Tender Option Bond Trust Receipts/Certificates; Series 2022, VRD RB(e)(f)	3.10%	07/01/2025	5,000	5,000,000
Tuscaloosa (County of), AL Industrial Development Authority (Hunt Refining); Series 2019 A, Ref. IDR(e)	5.25%	05/01/2044	5,000	4,431,212
				91,262,861
Alaska–0.29%
Alaska (State of) Municipal Bond Bank Authority; Series 2017 A, RB(g)	5.50%	10/01/2042	9,000	9,397,129
Arizona–1.66%
Arizona (State of) Industrial Development Authority (Basis Schools); Series 2017 A, Ref. RB(e)	5.25%	07/01/2047	4,500	4,236,298
Arizona (State of) Industrial Development Authority (Kaizen Education Foundation); Series 2016, RB(e)	5.50%	07/01/2036	5,840	5,922,149
Arizona (State of) Industrial Development Authority (Pinecrest Academy of Nevada-Horizon, Inspirada and St. Rose Campus Projects); Series 2018 A, RB(e)	5.75%	07/15/2048	3,150	3,116,743
Arizona (State of) Industrial Development Authority (Social Bonds); Series 2020 A, RB	4.00%	11/01/2045	2,500	2,240,337
Glendale (City of), AZ Industrial Development Authority (The Beatitudes Campus);
Series 2017, Ref. RB	5.00%	11/15/2031	2,440	2,312,504
Series 2017, Ref. RB	5.00%	11/15/2036	2,200	1,976,249
Maricopa (County of), AZ Industrial Development Authority (Paradise Schools); Series 2016, Ref. RB(e)	5.00%	07/01/2036	2,500	2,488,033
Phoenix (City of), AZ Industrial Development Authority (Legacy Traditional Schools); Series 2014 A, RB(e)	6.50%	07/01/2034	1,095	1,116,171
Phoenix Civic Improvement Corp.;
Series 2019 A, RB	4.00%	07/01/2045	4,235	3,911,496
Series 2019, RB	5.00%	07/01/2049	11,425	11,954,495
Pima (County of), AZ Industrial Development Authority (Desert Heights Charter School); Series 2014, Ref. RB	7.00%	05/01/2034	1,000	1,014,819
Pima (County of), AZ Industrial Development Authority (Grande Innovations Academy); Series 2018, RB(e)	5.25%	07/01/2048	5,000	4,522,614
Salt Verde Financial Corp.; Series 2007, RB	5.00%	12/01/2032	5,005	5,224,672
Verrado Community Facilities District No. 1;
Series 2013 A, Ref. GO Bonds(e)	6.00%	07/15/2027	2,000	2,001,545
Series 2013 B, GO Bonds(e)	5.70%	07/15/2029	775	775,272
Series 2013 B, GO Bonds(e)	6.00%	07/15/2033	710	710,178
				53,523,575
Arkansas–0.57%
Arkansas (State of) Development Finance Authority (Baptist Memorial Health); Series 2020, Ref. RB	5.00%	09/01/2044	2,750	2,755,571
Arkansas (State of) Development Finance Authority (Green Bonds); Series 2022, RB(b)	5.45%	09/01/2052	5,000	4,885,198
Arkansas (State of) Development Finance Authority (U.S. Steel Corp.) (Green Bonds); Series 2023, RB(b)	5.70%	05/01/2053	5,000	5,024,992
Pulaski (County of), AR Public Facilities Board; Series 2014, RB	5.00%	12/01/2042	5,530	5,590,388
				18,256,149
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–10.69%
Bay Area Toll Authority (San Francisco Bay Area);
Series 2017 F-1, RB(a)(g)(h)(i)	5.00%	04/01/2027	$ 12,000	$ 13,010,947
Series 2019 S-8, Ref. RB(a)(h)	5.00%	10/01/2029	5,000	5,700,522
Beverly Hills Unified School District (Election of 2008); Series 2009, GO Bonds(j)	0.00%	08/01/2031	40	30,419
California (State of);
Series 2020, GO Bonds	3.00%	03/01/2050	2,500	1,922,595
Series 2020, GO Bonds	4.00%	03/01/2050	4,400	4,338,040
Series 2020, Ref. GO Bonds	4.00%	03/01/2040	5,000	5,066,543
Series 2021, Ref. GO Bonds	5.00%	10/01/2041	2,500	2,776,747
Series 2022, GO Bonds	4.00%	04/01/2049	2,190	2,163,676
California (State of) Community Choice Financing Authority (Green Bonds); Series 2023, RB(a)	5.00%	08/01/2029	5,000	5,257,827
California (State of) County Tobacco Securitization Agency (Los Angeles County Securitization Corp.);
Series 2020 A, Ref. RB	4.00%	06/01/2049	1,500	1,377,120
Series 2020 B-1, Ref. RB	5.00%	06/01/2049	350	352,084
Series 2020 B-2, Ref. RB(j)	0.00%	06/01/2055	10,000	1,671,270
California (State of) County Tobacco Securitization Agency (Stanislaus County Tobacco Funding Corp.); Series 2006 A, RB(j)	0.00%	06/01/2046	20,000	4,933,358
California (State of) Educational Facilities Authority (Stanford University); Series 2019 V-1, RB(g)	5.00%	05/01/2049	15,000	17,594,723
California (State of) Health Facilities Financing Authority (Lucile Salter Packard Children’s Hospital at Stanford); Series 2017, RB	5.00%	11/15/2056	3,000	3,077,022
California (State of) Housing Finance Agency;
Series 2019 A-1, RB	4.25%	01/15/2035	3,538	3,511,801
Series 2019 A-2, RB	4.00%	03/20/2033	9,641	9,313,234
California (State of) Housing Finance Agency (Social Certificates); Series 2023 1, RB	4.38%	09/20/2036	3,500	3,461,142
California (State of) Municipal Finance Authority (Emerson College); Series 2011, RB	5.00%	01/01/2028	275	275,276
California (State of) Municipal Finance Authority (Linxs APM); Series 2018 A, RB(b)	5.00%	12/31/2043	12,550	12,723,357
California (State of) Pollution Control Financing Authority;
Series 2012, RB(b)(e)	5.00%	07/01/2030	3,160	3,180,384
Series 2012, RB(b)(e)	5.00%	07/01/2037	6,955	6,967,725
California (State of) Pollution Control Financing Authority (San Diego County Water Authority); Series 2019, Ref. RB(e)	5.00%	11/21/2045	5,250	5,316,041
California (State of) Public Works Board (Various Correctional Facilities); Series 2014 A, RB	5.00%	09/01/2039	2,500	2,533,621
California (State of) School Finance Authority (New Designs Charter School); Series 2012, RB	5.50%	06/01/2042	2,000	2,000,535
California (State of) Statewide Communities Development Authority (Lancer Educational Student Housing); Series 2016, Ref. RB(e)	5.00%	06/01/2046	3,000	2,801,873
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center);
Series 2016 A, RB(e)	5.00%	12/01/2041	6,475	6,271,063
Series 2016 A, RB(e)	5.25%	12/01/2056	6,150	5,782,961
California (State of) Statewide Communities Development Authority (Pooled Financing Program); Series 2004 A, RB (INS - AGM)(k)	5.25%	10/01/2024	115	115,205
California (State of) Statewide Financing Authority (Pooled Tobacco Securitization Program); Series 2006 C, RB(e)(j)	0.00%	06/01/2055	45,000	2,633,711
Clovis Unified School District (Election of 2004); Series 2004 A, GO Bonds (INS - NATL)(j)(k)	0.00%	08/01/2029	1,585	1,291,074
Clovis Unified School District (Election of 2012); Series 2015 D, GO Bonds(a)(h)(j)	0.00%	08/01/2025	3,270	2,117,827
Corona-Norco Unified School District (Election of 2006); Series 2009 C, GO Bonds (INS - AGM)(j)(k)	0.00%	08/01/2039	1,000	489,319
El Segundo Unified School District (Election of 2008);
Series 2009 A, GO Bonds(j)	0.00%	08/01/2032	5,030	3,620,318
Series 2009 A, GO Bonds(j)	0.00%	08/01/2033	4,185	2,889,821
Golden State Tobacco Securitization Corp.; Series 2021 B-2, Ref. RB(j)	0.00%	06/01/2066	30,000	3,047,514
Hacienda La Puente Unified School District Facilities Financing Authority (Unified School District GO Bond Program); Series 2007, RB (INS - AGM)(k)	5.00%	08/01/2026	2,000	2,122,016
Hayward Unified School District (Election of 2008); Series 2010 A, GO Bonds (INS - AGM)(j)(k)	0.00%	08/01/2034	1,500	999,101
Inland Empire Tobacco Securitization Corp.; Series 2007 C-1, RB(j)	0.00%	06/01/2036	25,000	10,717,300
Long Beach Unified School District (Election of 2008); Series 2009, GO Bonds	5.75%	08/01/2033	305	305,539
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Los Angeles (City of), CA Department of Airports (Green Bonds);
Series 2022 G, RB(b)	5.50%	05/15/2038	$ 1,000	$ 1,121,963
Series 2022 G, RB(b)	5.50%	05/15/2039	10,000	11,145,488
Series 2022 G, RB(b)	5.50%	05/15/2040	5,000	5,550,626
Series 2022 G, RB(b)	5.25%	05/15/2047	4,500	4,797,449
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport);
Series 2018 A, RB(b)	5.00%	05/15/2044	5,515	5,666,851
Series 2018 A, RB(b)(g)(i)	5.25%	05/15/2048	12,000	12,443,402
Los Angeles Unified School District (Sustainability Bonds); Series 2022, GO Bonds	5.25%	07/01/2047	5,000	5,633,832
Menifee Union School District (Election of 2008); Series 2009 C, GO Bonds (INS - AGC)(j)(k)	0.00%	08/01/2035	3,260	2,059,153
Morongo Band of Mission Indians (The); Series 2018 A, RB(e)	5.00%	10/01/2042	4,800	4,730,078
Mt. San Antonio Community College District (Election of 2008); Series 2013 A, GO Bonds(l)	6.25%	08/01/2043	6,965	6,318,678
Patterson Joint Unified School District (Election of 2008);
Series 2009 B, GO Bonds (INS - AGM)(j)(k)	0.00%	08/01/2037	1,170	650,485
Series 2009 B, GO Bonds (INS - AGM)(j)(k)	0.00%	08/01/2038	4,770	2,503,531
Series 2009 B, GO Bonds (INS - AGM)(j)(k)	0.00%	08/01/2039	5,010	2,491,908
Series 2009 B, GO Bonds (INS - AGM)(j)(k)	0.00%	08/01/2040	5,260	2,476,156
Series 2009 B, GO Bonds (INS - AGM)(j)(k)	0.00%	08/01/2041	5,520	2,461,078
Placentia-Yorba Linda Unified School District (Election of 2008); Series 2011 D, GO Bonds(j)	0.00%	08/01/2035	1,500	957,699
Riverside (County of), CA Transportation Commission; Series 2013 A, RB	5.75%	06/01/2044	2,500	2,500,000
San Diego (City of), CA Public Facilities Financing Authority; Series 2023 A, RB	4.00%	08/01/2052	10,000	9,622,975
San Diego (County of), CA Regional Airport Authority;
Series 2021 A, RB (INS - AGM)(k)	5.00%	07/01/2051	3,035	3,272,634
Series 2021 B, RB(b)	5.00%	07/01/2046	15,000	15,580,683
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport);
Series 2017 A, RB(b)	5.25%	05/01/2042	12,500	12,914,257
Series 2019 E, RB(b)	5.00%	05/01/2050	15,000	15,419,371
San Joaquin Hills Transportation Corridor Agency; Series 2014 B, Ref. RB	5.25%	01/15/2044	5,000	5,093,284
San Mateo Foster City School District; Series 2010, GO Bonds(l)	6.63%	08/01/2042	4,915	4,818,966
Santa Margarita Water District (Community Facilities District No. 2013-1); Series 2013, RB(a)(h)	5.38%	09/01/2023	2,430	2,441,674
Silicon Valley Tobacco Securitization Authority (Santa Clara);
Series 2007 A, RB(j)	0.00%	06/01/2036	22,000	10,623,716
Series 2007 A, RB(j)	0.00%	06/01/2041	5,000	1,777,489
Southern California Tobacco Securitization Authority (San Diego County Asset Securitization Corp.); Series 2019, Ref. RB	5.00%	06/01/2048	4,440	4,512,713
Tender Option Bond Trust Receipts/Certificates;
Series 2022, VRD RB (LOC - Barclays Bank PLC)(e)(f)(m)	2.75%	04/01/2043	6,700	6,700,000
Series 2022, VRD RB (LOC - Barclays Bank PLC)(e)(f)(m)	2.75%	04/01/2043	2,500	2,500,000
Torrance Unified School District (Election of 2008-Measure Z); Series 2009 B-1, GO Bonds(j)	0.00%	08/01/2026	1,250	1,115,203
Transbay Joint Powers Authority (Green Bonds); Series 2020 A, RB	5.00%	10/01/2049	1,200	1,220,071
West Contra Costa Unified School District; Series 2005, GO Bonds (INS - NATL)(j)(k)	0.00%	08/01/2027	7,865	6,796,526
Yosemite Community College District (Election of 2004); Series 2008 C, GO Bonds (INS - AGM)(j)(k)	0.00%	08/01/2024	3,570	3,429,447
				345,108,037
Colorado–3.92%
Amber Creek Metropolitan District; Series 2017 A, Ref. GO Bonds	5.13%	12/01/2047	1,029	921,467
Broadway Park North Metropolitan District No. 2; Series 2020, GO Bonds(e)	5.00%	12/01/2049	1,600	1,465,339
Centerra Metropolitan District No. 1 (In the City of Loveland); Series 2017, RB(e)	5.00%	12/01/2037	3,500	3,305,258
Colorado (State of) Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group); Series 2018 A, RB	5.00%	11/15/2048	5,000	5,185,962
Colorado (State of) Health Facilities Authority (CommonSpirit Health); Series 2019 A-2, Ref. RB	4.00%	08/01/2049	15,000	13,512,003
Colorado (State of) Health Facilities Authority (Evangelical Lutheran Good Samaritan Society (The));
Series 2013, RB(a)(h)	5.63%	06/01/2023	2,500	2,500,000
Series 2017, Ref. RB(a)(h)	5.00%	06/01/2027	3,500	3,768,365
Colorado (State of) High Performance Transportation Enterprise (C-470 Express Lanes); Series 2017, RB	5.00%	12/31/2051	6,220	6,191,609
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
Denver (City & County of), CO;
Series 2018 A, RB(b)(g)	5.25%	12/01/2043	$ 15,000	$ 15,616,371
Series 2018 A, Ref. RB(b)	5.00%	12/01/2048	15,800	16,126,365
Series 2021 A, RB	4.00%	08/01/2051	9,000	8,688,772
Series 2022 A, RB(b)	5.50%	11/15/2042	7,500	8,285,207
Series 2022 A, RB(b)	5.50%	11/15/2053	6,755	7,319,619
Denver (City & County of), CO (United Airlines, Inc.); Series 2017, Ref. RB(b)	5.00%	10/01/2032	5,000	5,002,264
Denver (City & County of), CO Convention Center Hotel Authority; Series 2016, Ref. RB	5.00%	12/01/2035	2,500	2,519,964
Denver (City & County of), CO Health & Hospital Authority;
Series 2019 A, Ref. RB	4.00%	12/01/2039	1,000	881,768
Series 2019 A, Ref. RB	4.00%	12/01/2040	1,000	874,770
Neu Town Metropolitan District; Series 2018 A, Ref. GO Bonds	5.38%	12/01/2046	3,000	2,838,003
Public Authority for Colorado Energy; Series 2008, RB	6.50%	11/15/2038	16,835	19,711,373
Sterling Ranch Community Authority Board; Series 2020 A, Ref. RB	4.25%	12/01/2050	2,250	1,753,017
				126,467,496
Connecticut–0.77%
Connecticut (State of);
Series 2019 A, GO Bonds	5.00%	04/15/2034	2,000	2,214,414
Series 2019 A, GO Bonds	5.00%	04/15/2036	2,600	2,843,215
Series 2019 A, GO Bonds	5.00%	04/15/2039	1,600	1,726,622
Connecticut (State of) Health & Educational Facilities Authority (Church Home of Hartford, Inc.); Series 2016 A, RB(e)	5.00%	09/01/2046	3,990	3,301,843
Connecticut (State of) Health & Educational Facilities Authority (Duncaster, Inc.);
Series 2014 A, RB	5.00%	08/01/2035	1,000	996,327
Series 2014 A, RB	5.00%	08/01/2044	5,000	4,804,018
Connecticut (State of) Health & Educational Facilities Authority (The Griffin Hospital); Series 2020 G-1, Ref. RB(e)	5.00%	07/01/2044	3,850	3,604,452
Hamden (Town of), CT (Whitney Center); Series 2019, Ref. RB	5.00%	01/01/2040	6,190	5,380,586
				24,871,477
District of Columbia–2.38%
District of Columbia;
Series 2006 B-1, RB (INS - NATL)(k)	5.00%	02/01/2031	945	945,706
Series 2020 A, RB	4.00%	03/01/2045	6,665	6,570,874
District of Columbia (Georgetown University);
Series 2017, Ref. RB(a)(h)	5.00%	04/01/2027	1,180	1,268,266
Series 2017, Ref. RB(a)(h)	5.00%	04/01/2027	7,125	7,657,965
District of Columbia (Ingleside at Rock Creek); Series 2017 A, RB	5.00%	07/01/2052	2,250	1,856,894
District of Columbia Tobacco Settlement Financing Corp.; Series 2006 A, RB(j)	0.00%	06/15/2046	25,000	5,715,118
District of Columbia Water & Sewer Authority (Green Bonds); Series 2022 C-1, RB	4.00%	10/01/2051	10,000	9,413,620
Metropolitan Washington Airports Authority; Series 2016 A, Ref. RB(b)	5.00%	10/01/2034	5,295	5,498,118
Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement);
Series 2010 A, RB (INS - AGM)(j)(k)	0.00%	10/01/2037	17,565	9,265,311
Series 2019 B, Ref. RB	4.00%	10/01/2049	26,045	23,859,595
Washington (State of) Metropolitan Area Transit Authority; Series 2020 A, RB	4.00%	07/15/2045	5,000	4,856,572
				76,908,039
Florida–7.08%
Broward (County of), FL;
Series 2019 A, RB(b)	4.00%	10/01/2049	5,530	5,002,976
Series 2022 A, RB	4.00%	10/01/2047	5,005	4,899,208
Broward (County of), FL (Convention Center Expansion); Series 2021, RB	4.00%	09/01/2047	15,000	14,322,475
Capital Trust Agency, Inc. (Franklin Academy); Series 2020, RB(e)	5.00%	12/15/2055	2,000	1,668,361
Capital Trust Agency, Inc. (Sarasota-Manatee Jewish Housing Council, Inc.); Series 2017, Ref. RB(e)	5.00%	07/01/2046	2,500	1,889,797
Collier (County of), FL Industrial Development Authority (The Arlington of Naples);
Series 2014 A, RB (Acquired 12/16/2013; Cost $1,000,000)(c)(d)(e)	7.25%	05/15/2026	781	85,871
Series 2014 A, RB (Acquired 12/16/2013; Cost $2,442,456)(c)(d)(e)	7.75%	05/15/2035	1,951	214,677
Davie (Town of), FL (Nova Southeastern University); Series 2018, Ref. RB	5.00%	04/01/2048	7,605	7,800,913
Florida (State of) North Broward Hospital District; Series 2017 B, Ref. RB	5.00%	01/01/2048	5,000	5,069,042
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Florida Development Finance Corp. (Brightline Florida Passenger Rail Expansion);
Series 2021, Ref. RB(a)(b)(e)	7.50%	08/15/2024	$ 5,000	$ 4,904,424
Series 2022 A, Ref. RB(a)(b)(e)	7.25%	10/03/2023	5,000	5,082,478
Florida Development Finance Corp. (Green Bonds); Series 2019 B, RB(b)(e)	7.38%	01/01/2049	10,000	9,657,526
Florida Development Finance Corp. (Renaissance Charter School, Inc.);
Series 2015, RB(e)	6.00%	06/15/2035	2,935	2,957,777
Series 2020 C, Ref. RB(e)	5.00%	09/15/2050	2,200	1,802,374
Greater Orlando Aviation Authority; Series 2019 A, RB(b)	4.00%	10/01/2044	10,000	9,456,181
Highlands (County of), FL Health Facilities Authority (Trousdale Foundation Properties); Series 2018 A, RB (Acquired 08/29/2018-12/26/2018; Cost $5,884,771)(d)	6.00%	04/01/2038	6,000	2,100,000
Hillsborough (County of), FL Aviation Authority (Tampa International Airport); Series 2018 E, RB(b)(g)	5.00%	10/01/2048	15,000	15,336,210
Lake (County of), FL (Lakeside at Waterman Village);
Series 2020 A, Ref. RB	5.50%	08/15/2030	4,025	3,869,662
Series 2020 A, Ref. RB	5.50%	08/15/2040	4,000	3,506,311
Series 2020 A, Ref. RB	5.75%	08/15/2050	3,000	2,549,559
Series 2020 A, Ref. RB	5.75%	08/15/2055	1,500	1,246,392
Manatee (County of), FL; Series 2023, Ref. RB	4.00%	10/01/2048	5,000	4,913,100
Miami Beach (City of), FL Health Facilities Authority (Mt. Sinai Medical Center);
Series 2014, Ref. RB	5.00%	11/15/2039	1,010	1,014,941
Series 2014, Ref. RB	5.00%	11/15/2044	1,045	1,048,671
Miami-Dade (County of), FL;
Series 2017 B, Ref. RB(b)	5.00%	10/01/2040	6,000	6,108,380
Series 2019 B, RB (INS - BAM)(k)	4.00%	10/01/2049	15,000	14,626,203
Series 2021, RB (INS - BAM)(k)	4.00%	10/01/2051	5,000	4,856,681
Subseries 2021 A-1, Ref. RB (INS - AGM)(b)(k)	4.00%	10/01/2045	28,000	26,168,425
Subseries 2021 A-2, Ref. RB (INS - AGM)(k)	4.00%	10/01/2049	8,000	7,628,051
Miami-Dade (County of), FL Expressway Authority; Series 2010 A, RB (INS - AGM)(k)	5.00%	07/01/2035	3,350	3,384,208
Miami-Dade (County of), FL Transit System; Series 2020 A, RB	4.00%	07/01/2050	5,000	4,742,664
Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group); Series 2019 A, RB	5.00%	10/01/2047	10,000	10,389,249
Orlando (City of), FL Utilities Commission; Series 2015 B, Ref. VRD RB(f)	3.52%	10/01/2039	5,000	5,000,000
Osceola (County of), FL; Series 2020 A-1, Ref. RB	5.00%	10/01/2049	2,080	2,107,265
Palm Beach (County of), FL (Henry Morrison Flagler Museum); Series 2003, VRD RB (LOC - Northern Trust Co. (The))(f)(m)	3.57%	11/01/2036	2,275	2,275,000
Pinellas (County of), FL Industrial Development Authority (2017 Foundation for Global Understanding); Series 2019, RB	5.00%	07/01/2039	2,000	2,008,239
Putnam (County of), FL Development Authority (Seminole Electric Cooperative);
Series 2018 A, Ref. RB	5.00%	03/15/2042	12,125	12,595,147
Series 2018 B, Ref. PCR	5.00%	03/15/2042	4,920	5,110,773
Reunion East Community Development District; Series 2005, RB(c)(n)	5.80%	05/01/2036	197	2
Tallahassee (City of), FL (Tallahassee Memorial Health Care, Inc.); Series 2016, RB	5.00%	12/01/2055	4,500	4,443,830
Tampa (City of), FL;
Series 2020 A, RB(j)	0.00%	09/01/2040	1,000	451,481
Series 2020 A, RB(j)	0.00%	09/01/2041	1,000	427,747
Series 2020 A, RB(j)	0.00%	09/01/2042	1,025	414,517
Series 2020 A, RB(j)	0.00%	09/01/2045	1,950	671,705
Series 2020 A, RB(j)	0.00%	09/01/2049	2,600	705,881
Series 2020 A, RB(j)	0.00%	09/01/2053	2,300	482,706
Tampa Bay (City of), FL Water; Series 2001 A, Ref. RB (INS - NATL)(k)	6.00%	10/01/2029	3,000	3,568,157
				228,565,237
Georgia–1.17%
George L Smith II Congress Center Authority (Convention Center Hotel); Series 2021, RB	4.00%	01/01/2054	3,000	2,428,594
Georgia (State of) Municipal Electric Authority of Georgia (Plant Vogtle Units 3 & 4); Series 2019, RB	5.00%	01/01/2048	9,595	9,611,321
Glynn (County of) & Brunswick (City of), GA Memorial Hospital Authority (Southeast Georgia Health System); Series 2017, RAC	5.00%	08/01/2047	7,750	7,623,094
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Georgia–(continued)
Macon-Bibb (County of), GA Urban Development Authority (Academy for Classical Education, Inc.);
Series 2017 A, RB(e)	5.88%	06/15/2047	$ 1,680	$ 1,682,040
Series 2017 A, RB(e)	6.00%	06/15/2052	1,530	1,535,162
Main Street Natural Gas, Inc.; Series 2019 A, RB	5.00%	05/15/2043	3,000	2,969,939
Marietta (City of), GA Developing Authority (Life University, Inc.); Series 2017 A, Ref. RB(e)	5.00%	11/01/2037	5,250	5,020,962
Rockdale (County of), GA Development Authority (Pratt Paper (GA), LLC); Series 2018, Ref. RB(b)(e)	4.00%	01/01/2038	7,210	6,739,250
				37,610,362
Guam–0.06%
Guam (Territory of) Waterworks Authority; Series 2020 A, RB	5.00%	01/01/2050	2,000	2,008,646
Hawaii–0.29%
Hawaii (State of) Department of Budget & Finance (Hawaiian Electric Co., Inc.); Series 2015, Ref. RB(b)	3.25%	01/01/2025	4,500	4,421,833
Hawaii (State of) Department of Transportation (Airports Division); Series 2015 A, RB(b)	5.00%	07/01/2045	5,030	5,063,504
				9,485,337
Illinois–9.59%
Bolingbrook (Village of), IL; Series 2005, RB	6.25%	01/01/2024	446	436,919
Chicago (City of), IL;
Series 2002 B, GO Bonds	5.50%	01/01/2032	3,300	3,375,157
Series 2007 E, Ref. GO Bonds	5.50%	01/01/2035	1,500	1,530,384
Series 2008 C, Ref. RB	5.00%	01/01/2039	5,000	5,045,437
Series 2014, RB	5.00%	11/01/2044	1,905	1,919,258
Series 2015 A, GO Bonds	5.50%	01/01/2034	4,440	4,528,152
Series 2015 A, GO Bonds	5.50%	01/01/2035	2,000	2,036,462
Series 2017 A, RB (INS - AGM)(k)	5.25%	01/01/2042	2,000	2,060,387
Series 2017 A, Ref. GO Bonds	6.00%	01/01/2038	8,500	9,014,265
Series 2019 A, GO Bonds	5.50%	01/01/2049	8,000	8,290,693
Chicago (City of), IL (83rd/Stewart Redevelopment); Series 2013, COP(e)	7.00%	01/15/2029	2,209	2,209,863
Chicago (City of), IL (Cottage View Terrace Apartments); Series 2000 A, RB (CEP - GNMA)(b)	6.13%	02/20/2042	1,200	1,200,733
Chicago (City of), IL (Diversey/Narragansett); Series 2006, COP(n)	7.46%	02/15/2026	280	204,173
Chicago (City of), IL (O’Hare International Airport);
Series 2016 C, Ref. RB	5.00%	01/01/2037	2,500	2,574,669
Series 2017 D, RB	5.25%	01/01/2036	4,600	4,859,059
Series 2018 A, Ref. RB(b)	5.00%	01/01/2048	6,300	6,440,976
Series 2022 A, RB(b)(g)(i)	5.25%	01/01/2053	15,000	15,599,138
Chicago (City of), IL Board of Education;
Series 2017 H, GO Bonds	5.00%	12/01/2036	5,750	5,812,179
Series 2018 C, Ref. GO Bonds	5.00%	12/01/2023	3,000	3,013,671
Series 2018 D, GO Bonds	5.00%	12/01/2046	3,000	2,907,283
Series 2022 A, GO Bonds	5.00%	12/01/2047	4,300	4,215,475
Series 2023, RB	5.75%	04/01/2048	5,000	5,433,778
Chicago (City of), IL Metropolitan Water Reclamation District;
Series 2007 B, Ref. GO Bonds	5.25%	12/01/2034	5,000	6,129,068
Series 2015 C, GO Bonds(g)	5.00%	12/01/2027	6,805	6,941,548
Series 2015 C, GO Bonds(g)	5.00%	12/01/2028	4,000	4,077,922
Chicago (City of), IL Midway International Airport;
Series 2013 A, Ref. RB(b)	5.50%	01/01/2032	5,000	5,003,652
Series 2014 A, Ref. RB(b)	5.00%	01/01/2041	10,225	10,233,345
Chicago (City of), IL Transit Authority; Series 2014, RB	5.00%	12/01/2044	8,195	8,261,339
Gilberts (Village of), IL Special Service Area No. 24 (The Conservancy); Subseries 2014 A, RB	5.38%	03/01/2034	552	495,208
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Illinois (State of);
Series 2013, GO Bonds(a)(h)	5.25%	07/10/2023	$ 4,000	$ 4,007,074
Series 2014, GO Bonds	5.25%	02/01/2033	2,650	2,671,595
Series 2014, GO Bonds	5.00%	05/01/2039	4,710	4,732,209
Series 2017 C, GO Bonds	5.00%	11/01/2029	5,000	5,320,344
Series 2018 A, GO Bonds	6.00%	05/01/2028	10,235	11,466,504
Series 2018 A, GO Bonds	5.00%	05/01/2030	2,775	2,973,637
Series 2020 B, GO Bonds	4.00%	10/01/2034	2,900	2,918,287
Series 2020, GO Bonds	5.50%	05/01/2039	6,250	6,825,647
Illinois (State of) (Rebuild Illinois Program); Series 2019 B, GO Bonds	4.00%	11/01/2035	4,450	4,447,793
Illinois (State of) Development Finance Authority (CITGO Petroleum Corp.); Series 2002, RB(b)	8.00%	06/01/2032	1,270	1,271,041
Illinois (State of) Finance Authority;
Series 2008, Ref. VRD RB(f)	3.44%	07/01/2038	10,300	10,300,000
Series 2016 C, Ref. RB	5.00%	02/15/2041	10,000	10,323,527
Illinois (State of) Finance Authority (Centegra Health System);
Series 2014 A, RB(a)(h)	5.00%	09/01/2024	1,865	1,902,646
Series 2014 A, RB(a)(h)	5.00%	09/01/2024	1,290	1,316,039
Illinois (State of) Finance Authority (Lutheran Communities Obligated Group);
Series 2019 A, Ref. RB	5.00%	11/01/2035	3,430	3,096,339
Series 2019 A, Ref. RB	5.00%	11/01/2040	2,245	1,905,179
Illinois (State of) Finance Authority (Northshore Edward); Series 2022 F, Ref. VRD RB(f)	2.60%	08/15/2057	3,850	3,850,000
Illinois (State of) Finance Authority (Park Place of Elmhurst); Series 2016, RB	5.13%	05/15/2060	783	452,590
Illinois (State of) Finance Authority (Peace Village); Series 2013, RB(a)(h)	6.75%	08/15/2023	2,000	2,010,932
Illinois (State of) Finance Authority (Plymouth Place);
Series 2015, Ref. RB(a)(h)	5.00%	05/15/2025	1,050	1,084,958
Series 2015, Ref. RB(a)(h)	5.25%	05/15/2025	2,355	2,444,461
Illinois (State of) Finance Authority (Rosalind Franklin University);
Series 2017, RB	5.00%	08/01/2049	2,450	2,390,572
Series 2017, Ref. RB	5.00%	08/01/2047	1,025	1,005,429
Illinois (State of) Finance Authority (Rush University Medical Center); Series 2015 A, Ref. RB	5.00%	11/15/2038	6,750	6,837,547
Illinois (State of) Finance Authority (The University of Chicago); Series 2015 A, RB(g)	5.00%	10/01/2040	10,000	10,212,495
Illinois (State of) Housing Development Authority (Sustainability Bonds); Series 2023, VRD RB (CEP - Federal Housing Administration)(f)	3.57%	07/01/2065	11,730	11,730,000
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion); Series 2020, Ref. RB	4.00%	06/15/2050	6,645	5,908,775
Illinois (State of) Sports Facilities Authority;
Series 2014, Ref. RB (INS - AGM)(k)	5.25%	06/15/2031	2,630	2,664,266
Series 2014, Ref. RB (INS - AGM)(k)	5.25%	06/15/2032	2,395	2,424,259
Illinois (State of) Toll Highway Authority;
Series 2013 A, RB(g)	5.00%	01/01/2038	8,000	8,007,597
Series 2015 A, RB(g)	5.00%	01/01/2040	14,190	14,471,745
Series 2021 A, RB	4.00%	01/01/2046	11,355	10,942,041
Plano (City of), IL Special Service Area No. 10 (Lakewood Springs Club); Series 2007, RB(c)(n)	5.80%	03/01/2037	1,500	165,000
Railsplitter Tobacco Settlement Authority; Series 2017, RB	5.00%	06/01/2026	8,000	8,368,159
Sales Tax Securitization Corp.; Series 2018 C, Ref. RB	5.25%	01/01/2043	5,000	5,240,781
				309,539,661
Indiana–0.77%
Indiana (State of) Finance Authority (CWA Authority) (Green Bonds); Series 2016 A, RB (INS - NATL)(k)	5.00%	10/01/2046	15,000	15,445,654
Indiana (State of) Finance Authority (Good Samaritan Hospital); Series 2016 A, RB	5.50%	04/01/2041	4,555	4,640,713
Northern Indiana Commuter Transportation District;
Series 2016, RB	5.00%	07/01/2035	1,700	1,765,065
Series 2016, RB	5.00%	07/01/2041	1,500	1,538,056
Valparaiso (City of), IN (Pratt Paper, LLC); Series 2013, RB(b)	6.75%	01/01/2034	1,500	1,523,720
				24,913,208
Iowa–0.68%
Iowa (State of) Finance Authority (Alcoa, Inc.); Series 2012, RB	4.75%	08/01/2042	5,000	4,775,472
Iowa (State of) Finance Authority (Iowa Fertilizer Co.); Series 2022, Ref. RB(a)	5.00%	12/01/2042	10,215	10,330,339
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Iowa–(continued)
Iowa (State of) Tobacco Settlement Authority;
Series 2021 A-2, Ref. RB	4.00%	06/01/2036	$ 1,000	$ 996,963
Series 2021 A-2, Ref. RB	4.00%	06/01/2049	1,800	1,604,594
Series 2021 B-1, Ref. RB	4.00%	06/01/2049	2,380	2,330,594
Series 2021 B-2, Ref. RB(j)	0.00%	06/01/2065	17,350	1,920,586
				21,958,548
Kansas–0.24%
Kansas (State of) Municipal Energy Agency (Jameson Energy Center); Series 2013, RB(a)(h)	5.25%	07/01/2023	2,000	2,002,777
Lenexa (City of), KS (Lakeview Village, Inc.); Series 2018 A, Ref. RB	5.00%	05/15/2039	1,500	1,407,337
Wichita (City of), KS (Kansas Masonic Home); Series 2016 II-A, RB	5.38%	12/01/2046	6,960	1,600,800
Wichita (City of), KS (Presbyterian Manors, Inc.); Series 2013 IV-A, RB	6.38%	05/15/2043	1,500	1,487,408
Wyandotte (County of), KS Unified Government; Series 2014 A, Ref. RB	5.00%	09/01/2044	1,180	1,186,569
				7,684,891
Kentucky–2.83%
Ashland (City of), KY (King’s Daughters Medical Center);
Series 2019, Ref. RB	4.00%	02/01/2035	465	455,029
Series 2019, Ref. RB	4.00%	02/01/2036	380	359,425
Series 2019, Ref. RB	4.00%	02/01/2037	375	347,393
Series 2019, Ref. RB	4.00%	02/01/2038	375	342,379
Christian (County of), KY (Jennie Stuart Medical Center, Inc.);
Series 2016, Ref. RB	5.38%	02/01/2036	3,000	3,080,904
Series 2016, Ref. RB	5.50%	02/01/2044	5,000	5,081,805
Kentucky (Commonwealth of) Economic Development Finance Authority (Baptist Healthcare System); Series 2017 B, RB	5.00%	08/15/2046	5,000	5,107,024
Kentucky (Commonwealth of) Economic Development Finance Authority (Louisville Arena Authority, Inc.); Series 2017 A, Ref. RB (INS - AGM)(k)	5.00%	12/01/2045	15,300	15,646,820
Kentucky (Commonwealth of) Economic Development Finance Authority (Next Generation Kentucky Information Highway);
Series 2015 A, RB	5.00%	07/01/2037	1,700	1,702,674
Series 2015 A, RB	5.00%	07/01/2040	12,705	12,640,616
Series 2015 A, RB	5.00%	01/01/2045	4,175	4,067,862
Kentucky (Commonwealth of) Economic Development Finance Authority (Owensboro Health, Inc.); Series 2017 A, Ref. RB	5.00%	06/01/2045	8,950	8,718,881
Kentucky (Commonwealth of) Municipal Power Agency (Prairie State); Series 2019 A, Ref. RB	4.00%	09/01/2045	13,555	12,067,243
Kentucky (Commonwealth of) Public Energy Authority; Series 2020 A, RB(a)	4.00%	06/01/2026	6,000	5,980,515
Louisville (City of) & Jefferson (County of), KY Metropolitan Government (Louisville Gas and Electric Co.); Series 2007, Ref. VRD RB(f)	3.60%	06/01/2033	10,000	10,000,000
Louisville (City of) & Jefferson (County of), KY Metropolitan Government (Norton Healthcare, Inc.); Series 2013 A, RB	5.75%	10/01/2042	5,870	5,887,937
				91,486,507
Louisiana–1.65%
Jefferson (Parish of), LA Sales Tax District; Series 2019 B, RB (INS - AGM)(k)	4.00%	12/01/2038	6,000	5,894,607
Louisiana (State of) Public Facilities Authority (CHRISTUS Health); Series 2009 B-2, Ref. VRD RB (LOC - Bank of New York Mellon)(f)(m)	3.43%	07/01/2047	4,375	4,375,000
Louisiana (State of) Public Facilities Authority (Ochsner Clinic Foundation); Series 2002 B, RB(a)(h)	5.50%	05/15/2026	1,010	1,077,138
Louisiana (State of) Public Facilities Authority (Provident Group-Flagship Properties LLC- Louisiana State University Nicholson Gateway); Series 2016, RB	5.00%	07/01/2051	12,400	12,500,715
New Orleans (City of), LA;
Series 2014, Ref. RB(a)(h)	5.00%	06/01/2024	605	614,597
Series 2015, RB(a)(h)	5.00%	12/01/2025	3,000	3,129,500
Series 2015, RB(a)(h)	5.00%	12/01/2025	5,500	5,737,417
New Orleans (City of), LA Aviation Board (Parking Facilities Corp. Consolidated Garage System); Series 2018 A, RB (INS - AGM)(k)	5.00%	10/01/2048	5,000	5,198,480
St. John the Baptist (Parish of), LA (Marathon Oil Corp.);
Series 2017, Ref. RB(a)	2.13%	07/01/2024	4,000	3,914,382
Subseries 2017 A-3, Ref. RB(a)	2.20%	07/01/2026	4,000	3,763,286
Tobacco Settlement Financing Corp.; Series 2013 A, Ref. RB	5.25%	05/15/2035	6,925	6,976,710
				53,181,832
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Maine–0.18%
Maine (State of) Health & Higher Educational Facilities Authority (Eastern Maine Medical Center Obligated Group); Series 2013, RB(a)(h)	5.00%	07/01/2023	$ 5,700	$ 5,706,317
Maryland–1.60%
Anne Arundel (County of), MD; Series 2023, GO Bonds	4.00%	10/01/2052	10,000	9,836,480
Baltimore (City of), MD (Convention Center Hotel); Series 2017, Ref. RB	5.00%	09/01/2039	7,100	6,738,726
Baltimore (City of), MD (East Baltimore Research Park); Series 2017, Ref. RB	5.00%	09/01/2038	1,650	1,650,204
Baltimore (County of), MD (Oak Crest Village, Inc.);
Series 2020, Ref. RB	4.00%	01/01/2045	1,750	1,518,753
Series 2020, Ref. RB	4.00%	01/01/2050	2,500	2,096,893
Maryland (State of) Health & Higher Educational Facilities Authority (Green Street Academy);
Series 2017 A, RB(e)	5.13%	07/01/2037	1,265	1,201,034
Series 2017 A, RB(e)	5.25%	07/01/2047	4,295	3,912,613
Series 2017 A, RB(e)	5.38%	07/01/2052	1,530	1,399,105
Maryland (State of) Health & Higher Educational Facilities Authority (LifeBridge Health); Series 2016, Ref. RB	5.00%	07/01/2047	5,000	5,051,161
Maryland (State of) Health & Higher Educational Facilities Authority (MedStar Health); Series 2017 A, RB	5.00%	05/15/2042	5,000	5,151,629
Prince George’s (County of), MD (Collington Episcopal Life Care Community, Inc.);
Series 2017, Ref. RB	5.25%	04/01/2037	2,000	1,797,594
Series 2017, Ref. RB	5.25%	04/01/2047	4,035	3,334,651
Rib Floater Trust; Series 2022, VRD RB (LOC - Barclays Bank PLC)(e)(f)(m)	3.91%	11/15/2049	5,000	5,000,000
Rockville (City of), MD (Ingleside at King Farm); Series 2017 B, RB	5.00%	11/01/2042	3,500	3,011,745
				51,700,588
Massachusetts–1.74%
Massachusetts (Commonwealth of) Bay Transportation Authority; Series 2016 A, Ref. RB(j)	0.00%	07/01/2031	13,000	9,622,036
Massachusetts (Commonwealth of) Development Finance Agency; Series 2019 A, Ref. RB	5.00%	07/01/2044	4,000	3,875,659
Massachusetts (Commonwealth of) Development Finance Agency (Caregroup);
Series 2016 I, Ref. RB	5.00%	07/01/2036	3,000	3,123,804
Series 2016 I, Ref. RB	5.00%	07/01/2038	2,045	2,118,702
Series 2018 J-2, RB	5.00%	07/01/2043	4,100	4,256,071
Series 2018 J-2, RB	5.00%	07/01/2053	5,000	5,135,342
Massachusetts (Commonwealth of) Development Finance Agency (Emerson College); Series 2016 A, RB	5.00%	01/01/2047	5,000	5,008,171
Massachusetts (Commonwealth of) Development Finance Agency (International Charter School); Series 2015, Ref. RB	5.00%	04/15/2040	2,000	1,974,251
Massachusetts (Commonwealth of) Development Finance Agency (Lawrence General Hospital);
Series 2017, Ref. RB	5.00%	07/01/2042	1,000	823,977
Series 2017, Ref. RB	5.00%	07/01/2047	3,000	2,380,470
Massachusetts (Commonwealth of) Port Authority; Series 2019 A, Ref. RB(b)	5.00%	07/01/2040	1,000	1,045,545
Massachusetts (Commonwealth of) Port Authority (Bosfuel); Series 2019 A, Ref. RB(b)	4.00%	07/01/2044	7,500	6,987,636
Massachusetts (Commonwealth of) Transportation Fund (Rail Enhancement Program); Series 2021 A, RB(g)	4.00%	06/01/2050	10,000	9,763,761
				56,115,425
Michigan–2.02%
Kalamazoo Economic Development Corp. (Heritage Community of Kalamazoo);
Series 2019, Ref. RB	5.00%	05/15/2037	2,450	2,222,717
Series 2019, Ref. RB	5.00%	05/15/2042	3,310	2,844,227
Michigan (State of); Series 2021, RB	4.00%	11/15/2046	15,000	14,545,300
Michigan (State of) Building Authority (Facilities Program); Series 2021 I, RB	4.00%	10/15/2046	7,000	6,841,516
Michigan (State of) Finance Authority; Series 2020 B-1, Ref. RB	5.00%	06/01/2049	1,140	1,158,518
Michigan (State of) Finance Authority (Beaumont Health Credit Group); Series 2016, RB	5.00%	11/01/2044	9,000	9,153,992
Michigan (State of) Finance Authority (Charter County of Wayne Criminal Justice Center); Series 2018, RB	5.00%	11/01/2043	2,500	2,615,542
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department);
Series 2014 C-6, Ref. RB	5.00%	07/01/2033	1,355	1,370,349
Series 2014 D-1, Ref. RB (INS - AGM)(k)	5.00%	07/01/2037	2,000	2,014,220
Series 2014 D-2, Ref. RB (INS - AGM)(k)	5.00%	07/01/2027	4,000	4,061,858
Series 2014 D-4, Ref. RB	5.00%	07/01/2029	1,355	1,373,651
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Michigan–(continued)
Michigan (State of) Finance Authority (Local Government Loan Program); Series 2014 F, Ref. RB	4.50%	10/01/2029	$ 4,000	$ 3,983,248
Oakland University Board of Trustees; Series 2016, RB	5.00%	03/01/2047	7,500	7,583,731
Wayne (County of), MI Airport Authority (Detroit Metropolitan Airport);
Series 2012 B, RB(b)	5.00%	12/01/2032	1,500	1,500,674
Series 2012 B, RB(b)	5.00%	12/01/2037	1,500	1,500,050
Series 2012 D, Ref. RB(b)	5.00%	12/01/2028	2,500	2,501,352
				65,270,945
Minnesota–0.27%
Minnesota (State of) Higher Education Facilities Authority (Bethel University); Series 2017, Ref. RB	5.00%	05/01/2047	7,615	6,877,397
St. Paul (City of), MN Housing & Redevelopment Authority (Hmong College Prep Academy); Series 2016, Ref. RB	5.75%	09/01/2046	2,000	2,002,139
				8,879,536
Mississippi–0.14%
West Rankin Utility Authority; Series 2018, RB(a)(h)	5.00%	01/01/2028	4,050	4,404,306
Missouri–1.63%
Kansas City (City of), MO Industrial Development Authority (Kansas City International Airport); Series 2019 B, RB (INS - AGM)(b)(k)	5.00%	03/01/2049	11,975	12,280,736
Kansas City (City of), MO Industrial Development Authority (Ward Parkway Center Community Improvement District); Series 2016 A, Ref. RB(e)	5.00%	04/01/2046	1,150	997,657
Kansas City (City of), MO Land Clearance for Redevelopment Authority (Convention Center Hotel); Series 2018 B, RB(e)	5.00%	02/01/2040	1,500	1,181,311
Kirkwood (City of), MO Industrial Development Authority (Aberdeen Heights);
Series 2017 A, Ref. RB	5.25%	05/15/2050	2,900	2,178,876
Series 2017, Ref. RB	5.25%	05/15/2042	1,675	1,341,471
Missouri (State of) Development Finance Board (Kopytek Printing); Series 2010, VRD IDR (LOC - FHLB of Chicago)(f)(m)	3.75%	08/01/2038	1,260	1,260,000
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services);
Series 2016 B, Ref. RB	5.00%	02/01/2046	4,000	3,641,162
Series 2019 A, RB	5.00%	02/01/2042	3,000	2,783,169
Missouri (State of) Health & Educational Facilities Authority (Medical Research Lutheran Services); Series 2016 A, RB	5.00%	02/01/2036	3,200	3,072,102
Missouri (State of) Health & Educational Facilities Authority (Mercy Health); Series 2017 C, Ref. RB(g)	5.00%	11/15/2047	15,540	15,863,614
St. Louis (County of), MO Industrial Development Authority (Friendship Village of Sunset Hills); Series 2013 A, RB	5.88%	09/01/2043	1,750	1,749,650
St. Louis (County of), MO Industrial Development Authority (Friendship Village West County); Series 2018 A, RB	5.13%	09/01/2048	7,500	6,359,234
				52,708,982
Montana–0.07%
Kalispell (City of), MT (Immanuel Lutheran Corp.); Series 2017, Ref. RB	5.25%	05/15/2047	2,645	2,136,962
Nebraska–0.72%
Central Plains Energy Project (No. 3); Series 2017 A, Ref. RB	5.00%	09/01/2035	8,140	8,671,185
Omaha (City of), NE Public Power District;
Series 2021 A, RB	4.00%	02/01/2051	5,000	4,725,253
Series 2021 A, RB (INS - AGM)(k)	4.00%	02/01/2051	5,000	4,826,831
Public Power Generation Agency (Whelan Energy Center Unit 2); Series 2016 A, Ref. RB	5.00%	01/01/2037	5,000	5,169,264
				23,392,533
Nevada–0.08%
Nevada (State of) Department of Business & Industry (Doral Academy of Nevada); Series 2017 A, RB(e)	5.00%	07/15/2047	2,900	2,653,211
New Hampshire–0.56%
New Hampshire (State of) Business Finance Authority; Series 2020-1A, RB	4.13%	01/20/2034	10,937	10,517,277
New Hampshire (State of) Business Finance Authority (Covanta Green Bonds); Series 2020 B, Ref. RB(a)(b)(e)	3.75%	07/02/2040	1,205	933,921
New Hampshire (State of) Business Finance Authority (Covanta); Series 2020 A, Ref. RB(a)(e)	3.63%	07/02/2040	740	563,621
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Hampshire–(continued)
New Hampshire (State of) Business Finance Authority (Social Bonds); Series 2022-2A, RB	4.00%	10/20/2036	$ 6,661	$ 6,203,603
				18,218,422
New Jersey–5.51%
Garden State Preservation Trust; Series 2005 A, RB (INS - AGM)(k)	5.75%	11/01/2028	6,000	6,510,365
Gloucester (County of), NJ Industrial Pollution Control Financing Authority (Logan); Series 2014 A, Ref. PCR(b)(h)	5.00%	12/01/2024	1,290	1,297,692
Hudson County Improvement Authority (Hudson County Courthouse); Series 2020, RB	4.00%	10/01/2046	10,000	9,833,995
New Jersey (State of); Series 2020 A, GO Bonds	4.00%	06/01/2032	9,120	9,733,674
New Jersey (State of) Economic Development Authority;
Series 2005 N-1, Ref. RB (INS - AMBAC)(k)	5.50%	09/01/2024	3,885	3,964,461
Series 2017 A, Ref. RB	5.00%	07/01/2033	2,800	2,944,352
New Jersey (State of) Economic Development Authority (Paterson Charter School for Science and Technology, Inc.);
Series 2012 C, RB	5.00%	07/01/2032	620	609,769
Series 2012 C, RB	5.30%	07/01/2044	2,380	2,300,748
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement); Series 2013, RB(b)	5.38%	01/01/2043	1,500	1,504,458
New Jersey (State of) Health Care Facilities Financing Authority (Hackensack Meridian Health Obligated Group); Series 2017 A, Ref. RB	5.25%	07/01/2057	6,375	6,568,228
New Jersey (State of) Health Care Facilities Financing Authority (Princeton HealthCare System); Series 2016 A, Ref. RB	5.00%	07/01/2039	7,000	7,189,301
New Jersey (State of) Transportation Trust Fund Authority;
Series 2006 C, RB (INS - AGC)(j)(k)	0.00%	12/15/2026	10,000	8,841,351
Series 2006 C, RB (INS - NATL)(j)(k)	0.00%	12/15/2031	7,410	5,389,062
Series 2010 D, RB	5.25%	12/15/2023	2,000	2,015,149
Series 2014, RB	5.00%	06/15/2032	3,000	3,222,554
Series 2015 AA, RB	5.25%	06/15/2041	2,500	2,539,032
Series 2015 AA, RB	5.00%	06/15/2045	3,420	3,447,665
Series 2016 A-1, RN	5.00%	06/15/2027	10,000	10,443,599
Series 2018 A, Ref. RB	5.00%	12/15/2035	7,030	7,460,306
Series 2018 A, RN(g)(i)	5.00%	06/15/2030	5,000	5,222,720
Series 2018 A, RN(g)(i)	5.00%	06/15/2031	7,500	7,821,736
Series 2019 BB, RB	5.00%	06/15/2044	5,000	5,176,918
Series 2019 BB, RB	4.00%	06/15/2050	6,930	6,425,619
Series 2020 AA, RB	4.00%	06/15/2050	11,760	10,921,521
Series 2022, RB	5.50%	06/15/2050	5,000	5,454,517
New Jersey (State of) Turnpike Authority;
Series 2016 A, Ref. RB	5.00%	01/01/2034	5,000	5,220,973
Series 2021 A, RB	4.00%	01/01/2042	2,750	2,727,491
Series 2021 A, RB	4.00%	01/01/2051	10,000	9,561,975
Series 2022 B, RB	5.25%	01/01/2052	12,000	13,197,676
Tobacco Settlement Financing Corp.; Series 2018 A, Ref. RB	5.00%	06/01/2046	10,000	10,249,989
				177,796,896
New Mexico–0.03%
New Mexico (State of) Hospital Equipment Loan Council (La Vida Expansion); Series 2019 A, RB	5.00%	07/01/2049	1,250	1,014,530
New York–10.52%
Brooklyn Arena Local Development Corp. (Barclays Center); Series 2009, RB(j)	0.00%	07/15/2035	5,000	2,847,422
Erie Tobacco Asset Securitization Corp.; Series 2005 A, RB	5.00%	06/01/2045	5,850	5,333,409
Hudson Yards Infrastructure Corp.; Series 2017 A, Ref. RB	4.00%	02/15/2044	5,000	4,906,399
Metropolitan Transportation Authority; Series 2013 A, RB	5.00%	11/15/2038	3,025	3,025,428
Metropolitan Transportation Authority (Green Bonds);
Series 2017 A-1, RB	5.25%	11/15/2057	2,280	2,311,570
Series 2017 C-1, Ref. RB	5.00%	11/15/2024	3,670	3,732,229
Series 2019 C, RB (INS - AGM)(k)	4.00%	11/15/2045	10,000	9,694,345
Series 2020 C-1, RB	5.00%	11/15/2050	4,000	4,084,648
Series 2020 D-3, RB	4.00%	11/15/2050	10,000	9,065,527
Series 2020 E, Ref. RB	4.00%	11/15/2045	5,000	4,637,448
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Monroe County Industrial Development Corp. (St. Ann’s Community);
Series 2019, Ref. RB	5.00%	01/01/2040	$ 4,985	$ 4,117,872
Series 2019, Ref. RB	5.00%	01/01/2050	2,015	1,508,343
New York & New Jersey (States of) Port Authority;
Ninety-Third Series 1994, RB	6.13%	06/01/2094	5,250	5,342,085
Series 2019, RB(b)	5.00%	11/01/2049	6,500	6,712,100
New York (City of), NY;
Series 2012 3, VRD GO Bonds(f)	3.76%	04/01/2042	5,000	5,000,000
Series 2018 E-1, GO Bonds	5.00%	03/01/2041	2,695	2,857,116
Series 2021 A-1, GO Bonds	5.00%	08/01/2047	10,000	10,727,313
Series 2022 A, GO Bonds	5.25%	09/01/2043	7,500	8,421,517
Subseries 2019 A-1, GO Bonds	4.00%	08/01/2042	11,930	11,738,535
New York (City of), NY Municipal Water Finance Authority; Series 2013, VRD RB(f)	0.02%	06/15/2050	5,000	5,000,000
New York (City of), NY Transitional Finance Authority;
Series 2015 A-4, VRD RB(f)	2.60%	08/01/2041	1,000	1,000,000
Series 2016 E-4, VRD RB(f)	4.10%	02/01/2045	4,000	4,000,000
Series 2018 B-4, VRD RB(f)	2.60%	08/01/2042	3,000	3,000,000
Series 2019, RB	4.00%	11/01/2042	10,000	9,893,867
Series 2022 C-1, RB	4.00%	02/01/2051	6,000	5,811,885
Series 2023 F-1, RB	5.00%	02/01/2044	5,000	5,479,089
Subseries 2013, RB(g)	5.00%	11/01/2038	5,465	5,479,596
Subseries 2013, RB(g)	5.00%	11/01/2042	12,625	12,650,971
New York (State of) Dormitory Authority;
Series 2014 C, RB	5.00%	03/15/2040	12,030	12,145,840
Series 2021 A, Ref. RB	5.00%	03/15/2049	3,360	3,589,729
New York (State of) Dormitory Authority (Bidding Group 3); Series 2021 E, Ref. RB	4.00%	03/15/2040	10,855	10,822,520
New York (State of) Housing Finance Agency (160 Madison Avenue); Series 2014 A, VRD RB (LOC - Landesbank Hessen-Thueringen Girozentrale)(f)(m)	2.59%	11/01/2046	3,515	3,515,000
New York (State of) Power Authority (Green Bonds);
Series 2020 A, Ref. RB	4.00%	11/15/2045	7,000	6,929,847
Series 2020 A, Ref. RB	4.00%	11/15/2055	5,000	4,798,923
New York (State of) Thruway Authority; Series 2019 B, RB	4.00%	01/01/2050	10,000	9,482,621
New York Counties Tobacco Trust VI; Series 2016 A-1, Ref. RB	5.75%	06/01/2043	10,000	10,352,193
New York Liberty Development Corp. (3 World Trade Center); Series 2014, Class 1, Ref. RB(e)	5.00%	11/15/2044	10,905	10,707,672
New York State Urban Development Corp.; Series 2020 A, RB	4.00%	03/15/2049	10,045	9,715,070
New York State Urban Development Corp. (Bidding Group 3); Series 2021 A, Ref. RB	4.00%	03/15/2045	10,000	9,830,309
New York Transportation Development Corp. (American Airlines, Inc.); Series 2016, Ref. RB(b)	5.00%	08/01/2026	17,190	17,211,212
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminals C&D Redevelopment);
Series 2018, RB(b)	5.00%	01/01/2034	6,970	7,176,843
Series 2018, RB(b)	5.00%	01/01/2036	1,235	1,258,995
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment); Series 2016 A, RB(b)	5.25%	01/01/2050	14,815	14,759,090
New York Transportation Development Corp. (Terminal 4 JFK International Airport);
Series 2020 A, Ref. RB(b)	4.00%	12/01/2038	1,275	1,197,731
Series 2020, Ref. RB	5.00%	12/01/2038	2,000	2,137,906
Series 2022, RB(b)	5.00%	12/01/2037	2,700	2,825,391
Series 2022, RB(b)	5.00%	12/01/2041	7,875	8,122,166
Rockland Tobacco Asset Securitization Corp.;
Series 2001, RB	5.63%	08/15/2035	1,535	1,560,352
Series 2005 A, RB(e)(j)	0.00%	08/15/2045	55,385	15,313,061
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels);
Series 2021 C-1A, RB	5.00%	05/15/2051	4,115	4,416,060
Series 2022 A, RB	5.25%	05/15/2052	5,000	5,535,122
TSASC, Inc.; Series 2016 B, Ref. RB	5.00%	06/01/2045	8,265	7,761,452
				339,543,819
North Carolina–0.55%
Charlotte-Mecklenburg Hospital Authority (The) (Atrium Health); Series 2018 H, VRD RB(f)	2.65%	01/15/2048	1,500	1,500,000
North Carolina (State of) Department of Transportation (I-77 HOT Lanes); Series 2015, RB(b)	5.00%	06/30/2054	5,475	5,267,082
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
North Carolina–(continued)
North Carolina (State of) Medical Care Commission (Pennybyrn at Maryfield);
Series 2015, Ref. RB	5.00%	10/01/2035	$ 1,855	$ 1,798,424
Series 2020, RB	5.00%	10/01/2040	1,050	964,236
Series 2020, RB	5.00%	10/01/2045	1,000	877,767
North Carolina (State of) Turnpike Authority; Series 2018, Ref. RB	5.00%	01/01/2040	7,000	7,313,210
				17,720,719
North Dakota–0.32%
Burleigh (County of), ND (University of Mary); Series 2016, RB	5.20%	04/15/2046	1,520	1,373,151
Ward (County of), ND (Trinity Obligated Group); Series 2017 C, RB	5.00%	06/01/2048	11,065	8,922,308
				10,295,459
Ohio–3.96%
Akron, Bath & Copley Joint Township Hospital District (Summa Health Obligated Group); Series 2016, Ref. RB	5.25%	11/15/2046	5,000	5,055,721
American Municipal Power, Inc. (Greenup Hydroelectric); Series 2016 A, RB	5.00%	02/15/2046	10,000	10,100,883
Buckeye Tobacco Settlement Financing Authority;
Series 2020 B-2, Ref. RB	5.00%	06/01/2055	22,965	21,277,236
Series 2020 B-3, Ref. RB(j)	0.00%	06/01/2057	21,475	2,392,884
Centerville (City of), OH (Graceworks Lutheran Services); Series 2017, Ref. RB	5.25%	11/01/2047	5,400	4,655,636
Chillicothe (City of), OH (Adena Health System Obligated Group); Series 2017, Ref. RB	5.00%	12/01/2037	5,000	5,134,221
Cleveland (City of) & Cuyahoga (County of), OH Port Authority (Constellation Schools);
Series 2014 A, Ref. RB(e)	5.75%	01/01/2024	135	134,477
Series 2014 A, Ref. RB(e)	6.50%	01/01/2034	2,450	2,454,378
Cleveland (City of), OH; Series 2008 B-2, RB (INS - NATL)(j)(k)	0.00%	11/15/2025	2,895	2,650,870
Cuyahoga (County of), OH (MetroHealth System);
Series 2017, Ref. RB	5.00%	02/15/2052	5,000	4,898,083
Series 2017, Ref. RB	5.50%	02/15/2052	7,000	7,110,258
Series 2017, Ref. RB	5.00%	02/15/2057	2,150	2,046,148
Hamilton (County of), OH (Cincinnati Children’s Hospital); Series 2019 CC, RB	5.00%	11/15/2049	15,050	16,578,943
Hamilton (County of), OH (Life Enriching Communities);
Series 2016, Ref. RB	5.00%	01/01/2046	6,505	5,669,590
Series 2016, Ref. RB	5.00%	01/01/2051	1,695	1,437,588
Hamilton (County of), OH (UC Health); Series 2020, RB	5.00%	09/15/2050	12,040	11,544,100
Lucas (County of), OH (ProMedica Healthcare System); Series 2018 A, Ref. RB	5.25%	11/15/2048	1,500	1,267,982
Montgomery (County of), OH (Dayton Children’s Hospital); Series 2021, Ref. RB	4.00%	08/01/2046	2,500	2,357,475
Muskingum (County of), OH (Genesis Healthcare System); Series 2013, RB	5.00%	02/15/2044	7,740	6,925,580
Ohio (State of) (Portsmouth Bypass); Series 2015, RB(b)	5.00%	12/31/2025	2,000	2,039,407
Ohio (State of) Housing Finance Agency (Covenant House Apartments); Series 2008 C, RB (CEP - GNMA)(b)	6.10%	09/20/2049	2,845	2,846,946
Ohio (State of) Water Development Authority Water Pollution Control Loan Fund (Green Bonds); Series 2021 A, RB	4.00%	12/01/2046	6,540	6,408,653
Tuscarawas (County of), OH Economic Development and Finance Alliance (Ashland University); Series 2015, Ref. RB	6.00%	03/01/2045	3,000	2,974,492
				127,961,551
Oklahoma–1.01%
Oklahoma (State of) Development Finance Authority (OU Medicine);
Series 2018 B, RB	5.25%	08/15/2043	8,500	7,927,720
Series 2018 B, RB(g)(i)	5.50%	08/15/2052	6,000	5,483,941
Oklahoma (State of) Development Finance Authority (Provident Oklahoma Education Resources, Inc.-Cross Village Student Housing);
Series 2017, RB(c)	5.00%	08/01/2052	2,000	2,000
Series 2017, RB(c)	5.25%	08/01/2057	2,610	2,610
Oklahoma (State of) Water Resources Board (2019 Master Trust);
Series 2023, RB	4.00%	04/01/2048	2,950	2,894,806
Series 2023, RB	4.13%	04/01/2053	3,700	3,641,213
Tulsa (City of), OK Airports Improvement Trust; Series 2001 C, Ref. RB(b)	5.50%	12/01/2035	7,500	7,502,081
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Oklahoma–(continued)
Tulsa (City of), OK Airports Improvement Trust (American Airlines Group, Inc.); Series 2015, Ref. RB(a)(b)	5.00%	06/01/2025	$ 5,000	$ 5,025,435
				32,479,806
Oregon–0.67%
Clackamas (County of), OR Hospital Facility Authority (Mary’s Woods at Marylhurst, Inc.);
Series 2018 A, RB	5.00%	05/15/2048	1,090	905,749
Series 2018 A, RB	5.00%	05/15/2052	500	406,024
Clackamas (County of), OR Hospital Facility Authority (Rose Villa);
Series 2020 A, Ref. RB	5.13%	11/15/2040	1,000	948,566
Series 2020 A, Ref. RB	5.25%	11/15/2050	1,250	1,144,902
Clackamas (County of), OR Hospital Facility Authority (Willamette View);
Series 2017 A, Ref. RB	5.00%	11/15/2047	2,415	2,152,574
Series 2017 A, Ref. RB	5.00%	11/15/2052	2,960	2,593,560
Portland (Port of), OR (Green Bonds); Twenty Ninth Series 2023, RB(b)	5.50%	07/01/2048	5,000	5,464,703
Portland (Port of), OR (Portland International Airport);
Series 2017 24 B, RB(b)	5.00%	07/01/2047	3,000	3,047,165
Series 2019 25 B, RB(b)	5.00%	07/01/2049	5,000	5,115,586
				21,778,829
Pennsylvania–3.29%
Allegheny (County of), PA Airport Authority; Series 2021 A, RB(b)	5.00%	01/01/2051	15,000	15,455,034
Montgomery (County of), PA Higher Education & Health Authority (Thomas Jefferson University); Series 2019, Ref. RB	4.00%	09/01/2049	5,535	4,908,280
Pennsylvania (Commonwealth of) Economic Development Financing Authority (National Gypson Co.); Series 2014, Ref. RB(b)	5.50%	11/01/2044	3,300	3,311,381
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Penndot Major Bridges); Series 2022, RB(b)	5.25%	06/30/2053	12,000	12,308,342
Pennsylvania (Commonwealth of) Turnpike Commission;
Series 2014 A-2, RB(l)	0.00%	12/01/2040	5,500	5,487,599
Series 2017 A, RB	5.50%	12/01/2046	10,000	10,407,388
Series 2017 A-1, RB	5.00%	12/01/2042	2,500	2,608,297
Series 2017 B-1, RB	5.25%	06/01/2047	9,875	10,194,809
Series 2020 B, RB	5.00%	12/01/2045	2,000	2,115,386
Series 2021 A, RB	4.00%	12/01/2046	1,000	956,441
Series 2021 A, Ref. RB	4.00%	12/01/2051	8,500	8,075,594
Series 2021 B, Ref. RB	4.00%	12/01/2053	5,995	5,623,428
Philadelphia (City of), PA; Series 2017 B, Ref. RB(b)	5.00%	07/01/2047	7,500	7,607,847
Philadelphia (City of), PA Authority for Industrial Development (St. Joseph’s University); Series 2022, RB	5.25%	11/01/2047	8,000	8,532,956
Philadelphia (City of), PA Authority for Industrial Development (Thomas Jefferson University); Series 2017 A, Ref. RB	5.00%	09/01/2047	3,500	3,566,939
Philadelphia (City of), PA Authority for Industrial Development (Wesley Enhanced Living Obligated Group); Series 2017, Ref. RB	5.00%	07/01/2042	3,000	2,479,892
Philadelphia School District (The); Series 2007 A, Ref. GO Bonds (INS - NATL)(k)	5.00%	06/01/2026	2,360	2,460,394
				106,100,007
Puerto Rico–1.35%
Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039	5,665	5,665,236
Series 2002, RB	5.63%	05/15/2043	1,250	1,257,094
Series 2008 B, RB(j)	0.00%	05/15/2057	260,000	14,405,430
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2007 VV, Ref. RB (INS - NATL)(k)	5.25%	07/01/2030	2,700	2,675,945
Series 2012 A, RB(c)	5.00%	07/01/2042	5,525	3,964,188
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB	4.50%	07/01/2034	1,400	1,403,499
Series 2018 A-1, RB	4.55%	07/01/2040	1,583	1,510,196
Series 2018 A-1, RB(j)	0.00%	07/01/2046	31,000	8,377,713
Series 2018 A-1, RB	5.00%	07/01/2058	4,500	4,310,764
				43,570,065
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
South Carolina–1.83%
Patriots Energy Group Financing Agency; Series 2018 A, RB(a)	4.00%	02/01/2024	$ 5,000	$ 5,006,588
South Carolina (State of) Jobs-Economic Development Authority (Lutheran Homes);
Series 2013, RB	5.00%	05/01/2028	2,000	1,913,402
Series 2017, Ref. RB	5.00%	05/01/2037	2,860	2,475,592
South Carolina (State of) Jobs-Economic Development Authority (Palmetto Health Alliance); Series 2013 A, Ref. RB(a)(h)	5.25%	08/01/2023	3,850	3,861,017
South Carolina (State of) Jobs-Economic Development Authority (Prisma Health Obligated Group); Series 2018 A, Ref. RB	5.00%	05/01/2048	14,650	14,782,180
South Carolina (State of) Ports Authority; Series 2015, RB(a)(b)(h)	5.00%	07/01/2025	10,000	10,257,591
South Carolina (State of) Public Service Authority;
Series 2013 E, Ref. RB	5.50%	12/01/2053	5,000	5,014,815
Series 2015 E, Ref. RB	5.25%	12/01/2055	7,365	7,409,628
Series 2020 A, Ref. RB	5.00%	12/01/2043	3,300	3,431,634
University of South Carolina (Campus Village); Series 2021 A, RB	4.00%	05/01/2051	5,000	4,831,089
				58,983,536
Tennessee–0.98%
Knox (County of), TN Health, Educational & Housing Facility Board (Covenant Health); Series 2016 A, Ref. RB	5.00%	01/01/2042	14,000	14,233,475
Metropolitan Nashville Airport Authority (The); Series 2019 B, RB(b)	5.00%	07/01/2044	5,000	5,197,569
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center); Series 2017 A, RB	5.00%	07/01/2048	10,000	10,091,068
Shelby (County of), TN Health, Educational & Housing Facilities Board (The Village at Germantown, Inc.);
Series 2014, RB	5.00%	12/01/2034	1,000	956,986
Series 2014, RB	5.25%	12/01/2044	1,165	1,078,763
				31,557,861
Texas–11.86%
Aldine Independent School District; Series 2017 A, Ref. GO Bonds (CEP - Texas Permanent School Fund)(g)	5.00%	02/15/2045	15,000	15,579,507
Arlington Higher Education Finance Corp. (Universal Academy); Series 2014 A, RB	7.00%	03/01/2034	1,000	1,004,462
Aubrey Independent School District; Series 2022, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2052	5,000	4,810,378
Austin (City of), TX; Series 2022, RB(b)	5.25%	11/15/2047	8,500	9,047,981
Clifton Higher Education Finance Corp. (Idea Public Schools); Series 2013, RB	6.00%	08/15/2043	2,000	2,007,265
Clifton Higher Education Finance Corp. (International Leadership of Texas);
Series 2015 A, RB	5.13%	08/15/2030	2,000	2,000,874
Series 2018 D, RB	6.00%	08/15/2038	5,000	5,048,651
Cypress-Fairbanks Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2048	6,750	6,595,722
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport); Series 2022 B, Ref. RB	4.00%	11/01/2045	10,000	9,656,947
Decatur (City of), TX Hospital Authority (Wise Regional Health System);
Series 2014 A, Ref. RB	5.00%	09/01/2034	1,250	1,199,857
Series 2014 A, Ref. RB	5.25%	09/01/2044	1,500	1,441,391
El Paso (City of), TX; Series 2022 A, RB	4.00%	03/01/2048	10,000	9,442,129
Forney Independent School District; Series 2022 B, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	08/15/2047	7,460	7,306,311
Galena Park Independent School District; Series 1996, Ref. GO Bonds (CEP - Texas Permanent School Fund)(j)	0.00%	08/15/2023	2,000	1,985,718
Galveston Independent School District; Series 2022, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/01/2047	6,500	6,354,249
Grand Parkway Transportation Corp.;
Series 2013 B, RB(a)(h)	5.25%	10/01/2023	14,360	14,445,201
Series 2020, Ref. RB	4.00%	10/01/2049	15,300	14,120,489
Series 2020, Ref. RB (INS - AGM)(k)	4.00%	10/01/2049	10,205	9,730,533
Harris (County of), TX; Series 2007 C, Ref. GO Bonds (INS - AGM)(k)	5.25%	08/15/2031	6,665	7,853,812
Harris (County of), TX Port Authority of Houston; Series 2021, RB	4.00%	10/01/2046	7,065	6,773,525
Harris County Health Facilities Development Corp. (Methodist Hospital System); Series 2008 A-2, Ref. VRD RB(f)	2.70%	12/01/2041	3,685	3,685,000
Harris County Industrial Development Corp. (Energy Transfer L.P.); Series 2023, Ref. RB(a)	4.05%	06/01/2033	8,750	8,787,230
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Houston (City of), TX Airport System (United Airlines, Inc.);
Series 2020 B-2, Ref. RB(b)	5.00%	07/15/2027	$ 1,500	$ 1,513,641
Series 2020 C, Ref. RB(b)	5.00%	07/15/2027	3,875	3,910,239
Houston (City of), TX Convention & Entertainment Facilities Department;
Series 2001 B, RB (INS - AGM)(j)(k)	0.00%	09/01/2026	8,750	7,729,633
Series 2001 B, RB (INS - AGM)(j)(k)	0.00%	09/01/2027	3,600	3,068,440
Lamar Consolidated Independent School District; Series 2023, GO Bonds	4.00%	02/15/2053	5,000	4,715,343
Love Field Airport Modernization Corp. (Southwest Airlines Co.); Series 2012, RB(b)	5.00%	11/01/2028	2,000	2,000,280
Lower Colorado River Authority (LCRA Transmission Services Corp.);
Series 2019, Ref. RB	5.00%	05/15/2044	3,395	3,522,310
Series 2022, Ref. RB	6.00%	05/15/2052	4,265	4,895,962
Series 2023, Ref. RB (INS - AGM)(k)	5.25%	05/15/2053	10,000	10,949,993
Magnolia Independent School District; Series 2023, GO Bonds	4.00%	08/15/2047	6,155	6,060,014
Mesquite Health Facilities Development Corp. (Christian Care Centers, Inc.);
Series 2014, Ref. RB (Acquired 08/27/2014; Cost $1,770,403)(c)(d)	5.13%	02/15/2030	662	19,863
Series 2014, Ref. RB (Acquired 08/27/2014-05/08/2018; Cost $2,136,775)(c)(d)	5.13%	02/15/2042	808	24,233
Series 2016, Ref. RB (Acquired 05/08/2018; Cost $289,538)(c)(d)	5.00%	02/15/2030	106	3,178
Mission Economic Development Corp. (Natgasoline); Series 2018, Ref. RB(b)(e)	4.63%	10/01/2031	4,320	4,187,554
Montgomery Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2053	10,000	9,591,914
New Hope Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community);
Series 2021 A-1, RB	7.50%	11/15/2037	15	11,571
Series 2021, RB	2.00%	11/15/2061	355	145,070
New Hope Cultural Education Facilities Finance Corp. (Longhorn Village); Series 2017, Ref. RB	5.00%	01/01/2047	3,000	2,620,473
New Hope Cultural Education Facilities Finance Corp. (MRC Senior Living-The Langford);
Series 2016 A, RB	5.00%	11/15/2026	1,145	1,101,124
Series 2016 A, RB	5.38%	11/15/2036	865	755,354
Series 2016 A, RB	5.50%	11/15/2046	1,250	1,019,447
New Hope Cultural Education Facilities Finance Corp. (Presbyterian Village North);
Series 2018, Ref. RB	5.00%	10/01/2035	1,820	1,643,699
Series 2018, Ref. RB	5.00%	10/01/2039	3,260	2,760,441
Series 2020, RB	5.25%	10/01/2055	5,000	3,874,277
New Hope Cultural Education Facilities Finance Corp. (Tarleton State University); Series 2014 A, RB(a)(h)	5.00%	04/01/2024	3,000	3,035,602
North East Texas Regional Mobility Authority;
Series 2016 A, RB	5.00%	01/01/2041	6,750	6,785,617
Series 2016, RB	5.00%	01/01/2036	3,400	3,451,625
North Texas Tollway Authority;
Series 2008 D, Ref. RB (INS - AGC)(j)(k)	0.00%	01/01/2028	12,800	10,922,098
Series 2008 D, Ref. RB (INS - AGC)(j)(k)	0.00%	01/01/2029	2,165	1,784,690
Series 2008 D, Ref. RB (INS - AGC)(j)(k)	0.00%	01/01/2031	4,710	3,594,034
Pottsboro Higher Education Finance Corp. (Imagine International Academy of North Texas LLC); Series 2016 A, RB	5.00%	08/15/2046	3,000	2,717,018
Red River Health Facilities Development Corp. (MRC Crossing); Series 2014 A, RB(h)	6.75%	11/15/2024	410	418,992
Rockwall Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2053	11,000	10,806,612
Rowlett (City of), TX (Bayside Public Improvement District North Improvement Area);
Series 2016, RB	5.38%	09/15/2030	395	392,828
Series 2016, RB	5.75%	09/15/2036	145	143,325
San Antonio (City of), TX; Series 2023 A, Ref. RB	5.50%	02/01/2050	6,500	7,363,849
San Jacinto River Authority (Groundwater Reduction Plan Division);
Series 2011, RB (INS - AGM)(k)	5.00%	10/01/2032	1,250	1,250,124
Series 2011, RB (INS - AGM)(k)	5.00%	10/01/2037	1,000	999,366
Spring Independent School District; Series 2023, GO Bonds	4.00%	08/15/2052	5,000	4,730,655
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home);
Series 2007, RB(c)	5.75%	02/15/2025	1,485	816,750
Series 2007, RB (Acquired 07/18/2007; Cost $1,500,000)(c)(d)	5.75%	02/15/2029	1,500	825,000
Series 2017 A, RB(c)	6.38%	02/15/2048	1,000	550,000
Series 2017 A, RB(c)	6.38%	02/15/2052	5,000	2,750,000
Tarrant County Cultural Education Facilities Finance Corp. (Christus Health); Series 2018 B, RB	5.00%	07/01/2043	4,080	4,201,801
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Tarrant County Cultural Education Facilities Finance Corp. (MRC Stevenson Oaks);
Series 2020, Ref. RB	6.63%	11/15/2041	$ 500	$ 466,055
Series 2020, Ref. RB	6.75%	11/15/2051	500	450,217
Series 2020, Ref. RB	6.88%	11/15/2055	500	453,750
Texas (State of) Transportation Commission;
Series 2014 B, VRD RB(f)	3.59%	04/01/2032	22,000	22,000,000
Series 2019, RB(j)	0.00%	08/01/2045	4,000	1,217,784
Series 2019, RB(j)	0.00%	08/01/2046	3,180	912,190
Texas (State of) Transportation Commission (Central Texas Turnpike System);
Series 2002 A, RB (INS - BHAC)(j)(k)	0.00%	08/15/2027	970	843,190
Series 2002, RB(h)(j)	0.00%	08/15/2027	30	26,203
Series 2015 B, Ref. RB(j)	0.00%	08/15/2036	7,670	4,112,303
Series 2015 B, Ref. RB(j)	0.00%	08/15/2037	9,995	5,069,465
Texas (State of) Water Development Board (Master Trust);
Series 2021, RB	4.00%	10/15/2051	11,270	11,074,532
Series 2022, RB	5.00%	10/15/2047	16,380	17,973,016
Texas Municipal Gas Acquisition & Supply Corp. III; Series 2021, Ref. RB	5.00%	12/15/2032	5,000	5,188,372
Texas Private Activity Bond Surface Transportation Corp. (Blueridge Transportation Group, LLC SH 288 Toll Lanes);
Series 2016, RB(b)	5.00%	12/31/2045	10,400	10,318,370
Series 2016, RB(b)	5.00%	12/31/2050	4,095	4,013,023
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC - North Tarrant Express Managed Lanes); Series 2019 A, Ref. RB	4.00%	12/31/2038	2,000	1,857,132
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners Segments 3 LLC Segments 3A and 3B Facility); Series 2013, RB(b)	7.00%	12/31/2038	3,475	3,498,437
Ysleta Independent School District Public Facility Corp.; Series 2001, Ref. RB (INS - AMBAC)(k)	5.38%	11/15/2024	685	689,903
				382,705,213
Utah–0.83%
Mida Mountain Village Public Infrastructure District (Assessment Area No. 2); Series 2021, RB(e)	4.00%	08/01/2050	3,000	2,220,878
Salt Lake City (City of), UT;
Series 2017 A, RB(b)	5.00%	07/01/2042	14,000	14,278,980
Series 2021 A, RB(b)	5.00%	07/01/2046	10,000	10,387,122
				26,886,980
Virginia–0.60%
Ballston Quarter Community Development Authority; Series 2016 A, RB	5.50%	03/01/2046	2,400	1,632,285
Hanover (County of), VA Economic Development Authority (Covenant Woods);
Series 2018, Ref. RB	5.00%	07/01/2048	700	617,194
Series 2018, Ref. RB	5.00%	07/01/2051	1,000	872,285
Tobacco Settlement Financing Corp.; Series 2007 B-2, RB	5.20%	06/01/2046	4,000	3,905,638
Virginia (Commonwealth of) Small Business Financing Authority (95 Express Lanes LLC); Series 2022, Ref. RB(b)	4.00%	07/01/2039	5,250	4,840,539
Virginia (Commonwealth of) Small Business Financing Authority (Transform 66 P3); Series 2017, RB(b)	5.00%	12/31/2056	7,500	7,379,725
				19,247,666
Washington–2.63%
King (County of), WA; Series 2019 A, Ref. VRD GO Bonds(f)	2.50%	01/01/2046	695	695,000
Seattle (Port of), WA;
Series 2018 A, RB(b)(g)	5.00%	05/01/2043	21,000	21,310,871
Series 2021 C, Ref. RB(b)	5.00%	08/01/2046	10,000	10,432,000
Series 2022 B, Ref. RB(b)	5.50%	08/01/2047	1,500	1,624,610
Washington (State of); Series 2021 A, Ref. GO Bonds	5.00%	06/01/2040	2,750	3,003,284
Washington (State of) Convention Center Public Facilities District;
Series 2018, RB	5.00%	07/01/2048	20,000	20,042,918
Series 2018, RB(g)(i)	5.00%	07/01/2058	16,500	16,588,336
Washington (State of) Housing Finance Commission (Bayview Manor Homes); Series 2016 A, Ref. RB(e)	5.00%	07/01/2046	7,255	5,584,819
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington–(continued)
Washington (State of) Housing Finance Commission (Heron’s Key Senior Living);
Series 2015 A, RB(a)(e)(h)	6.50%	07/01/2025	$ 800	$ 843,925
Series 2015 A, RB(a)(e)(h)	6.75%	07/01/2025	820	869,089
Washington (State of) Housing Finance Commission (Presbyterian Retirement Co.); Series 2016, Ref. RB(e)	5.00%	01/01/2036	1,875	1,552,231
Washington (State of) Housing Finance Commission (The Hearthstone);
Series 2018 A, Ref. RB(e)	5.00%	07/01/2048	2,000	1,448,957
Series 2018 A, Ref. RB(e)	5.00%	07/01/2053	1,500	1,055,843
				85,051,883
West Virginia–0.20%
Monongalia (County of), WV Commission Special District (University Town Centre Economic Opportunity Development District); Series 2017 A, Ref. RB(e)	5.50%	06/01/2037	2,500	2,547,159
West Virginia (State of) Economic Development Authority (Entsorga West Virginia LLC);
Series 2016, RB(b)(e)	6.75%	02/01/2026	4,035	2,824,500
Series 2018, RB(b)(e)	8.75%	02/01/2036	1,300	1,040,000
				6,411,659
Wisconsin–2.82%
Wisconsin (State of) Center District; Series 2020 D, RB (INS - AGM)(j)(k)	0.00%	12/15/2055	11,870	2,314,094
Wisconsin (State of) Health & Educational Facilities Authority (American Baptist Homes of the Midwest Obligated Group); Series 2017, Ref. RB	5.00%	08/01/2039	3,500	2,731,831
Wisconsin (State of) Health & Educational Facilities Authority (Aspirus, Inc. Obligated Group); Series 2021, RB	4.00%	08/15/2046	10,170	9,164,324
Wisconsin (State of) Health & Educational Facilities Authority (Froedtert Health); Series 2022 A, Ref. RB	4.00%	04/01/2042	9,460	8,744,104
Wisconsin (State of) Health & Educational Facilities Authority (St. John’s Communities, Inc.);
Series 2018 A, RB(a)(h)	5.00%	09/15/2023	1,000	1,003,943
Series 2018 A, RB(a)(h)	5.00%	09/15/2023	5,000	5,019,712
Wisconsin (State of) Public Finance Authority (American Dream at Meadowlands);
Series 2017, RB(c)(e)	6.75%	08/01/2031	3,000	1,950,000
Series 2017, RB(e)	7.00%	12/01/2050	6,100	5,252,467
Wisconsin (State of) Public Finance Authority (Explore Academy);
Series 2020 A, RB(e)	6.13%	02/01/2050	2,500	2,164,609
Series 2022 A, RB(e)	6.13%	02/01/2050	2,705	2,342,107
Wisconsin (State of) Public Finance Authority (Green Bonds); Series 2021, RB(b)	4.00%	03/31/2056	5,500	4,287,593
Wisconsin (State of) Public Finance Authority (KU Campus Development Corp. -Central District Development);
Series 2016, RB	5.00%	03/01/2036	4,500	4,615,672
Series 2016, RB	5.00%	03/01/2041	6,000	6,080,904
Wisconsin (State of) Public Finance Authority (Maryland Proton Treatment Center); Series 2018 A-1, RB(e)	6.25%	01/01/2038	5,250	3,228,750
Wisconsin (State of) Public Finance Authority (Prime Healthcare Foundation, Inc.);
Series 2018 A, RB	5.20%	12/01/2037	5,000	5,078,714
Series 2018 A, RB	5.35%	12/01/2045	4,000	3,974,955
Wisconsin (State of) Public Finance Authority (Renown Regional Medical Center);
Series 2016 A, Ref. RB	5.00%	06/01/2032	2,000	2,063,780
Series 2016 A, Ref. RB	5.00%	06/01/2034	7,180	7,403,454
Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences); Series 2015, Ref. RB	5.75%	04/01/2035	1,955	2,001,144
Wisconsin (State of) Public Finance Authority (The Evergreens Obligated Group); Series 2019 A, Ref. RB	5.00%	11/15/2044	4,975	4,634,180
Wisconsin (State of) Public Finance Authority (WhiteStone); Series 2017, Ref. RB(e)	5.00%	03/01/2052	1,075	884,241
Wisconsin (State of) Public Finance Authority (Wittenberg University); Series 2016, RB(e)	5.25%	12/01/2039	7,285	6,207,577
				91,148,155
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wyoming–0.23%
Wyoming (State of) Municipal Power Agency; Series 2017 A, Ref. RB(a)(g)(h)	5.00%	01/01/2027	$ 7,000	$ 7,447,711
TOTAL INVESTMENTS IN SECURITIES(o)–105.67% (Cost $3,476,228,666)				3,411,118,564
FLOATING RATE NOTE OBLIGATIONS–(5.44)%
Notes with interest and fee rates ranging from 3.45% to 4.13% at 05/31/2023 and contractual maturities of collateral ranging from 12/01/2027 to 07/01/2058(p)				(175,600,000)
OTHER ASSETS LESS LIABILITIES–(0.23)%				(7,374,202)
NET ASSETS–100.00%				$3,228,144,362
Investment Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
BHAC	– Berkshire Hathaway Assurance Corp.
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
FHLB	– Federal Home Loan Bank
GNMA	– Government National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
LOC	– Letter of Credit
NATL	– National Public Finance Guarantee Corp.
PCR	– Pollution Control Revenue Bonds
RAC	– Revenue Anticipation Certificates
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
VRD	– Variable Rate Demand
Notes to Schedule of Investments:
(a)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(b)	Security subject to the alternative minimum tax.
(c)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at May 31, 2023 was $11,913,372, which represented less than 1% of the Fund’s Net Assets.
(d)	Restricted security. The aggregate value of these securities at May 31, 2023 was $3,812,822, which represented less than 1% of the Fund’s Net Assets.
(e)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2023 was $230,988,272, which represented 7.16% of the Fund’s Net Assets.
(f)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on May 31, 2023.
(g)	Underlying security related to TOB Trusts entered into by the Fund.
(h)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(i)	Security is subject to a reimbursement agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $50,175,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.
(j)	Zero coupon bond issued at a discount.
(k)	Principal and/or interest payments are secured by the bond insurance company listed.
(l)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(m)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(n)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(o)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percent
Assured Guaranty Municipal Corp.	5.41%

(p)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at May 31, 2023. At May 31, 2023, the Fund’s investments with a value of $265,921,991 are held by TOB Trusts and serve as collateral for the $175,600,000 in the floating rate note obligations outstanding at that date.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2023
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$—	$3,410,749,389	$369,175	$3,411,118,564
Invesco Municipal Income Fund